Consolidated Balance Sheets (Parentheticals)	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares ,shares par value (in Dollars per share) | (per share)	$ 0.0005	$ 0.00006375
Ordinary shares, shares authorized (in Shares)	780,000,000	780,000,000
Ordinary shares , shares issued (in Shares)	20,000,000	20,000,000
Ordinary shares, shares outstanding (in Shares)	20,000,000	20,000,000